Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash in banks and on hand		$ 599	$ 361
Bank deposits with original maturities of three months or less	[1]	2,370	3,270
Cash and cash equivalents		$ 2,969	$ 3,631

[1]	Deposits with maturity of three months, which in 2021 bear an interest of 0.58-1.6% per annum (in 2019: 0.37-0.45%).